CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Jun. 30, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 1,068	$ 2,226
Accounts receivable	5,568	5,408
Inventories	4,226	4,371
Deferred income taxes.	1,352	993
Other Current Assets	1,085	1,398
Total current assets	13,299	14,396
Other non-current assets	3,173	1,569
Property, plant and equipment, net	6,427	6,535
Identifiable intangible assets, net	8,215	5,512
Goodwill	19,257	18,408
Total assets	50,371	46,420
Current liabilities:
Short-term debt	3,022	1,761
Sales reserves and allowances	6,454	5,849
Accounts payable and accruals	2,976	3,171
Other current liabilities	2,021	1,508
Total current liabilities	14,473	12,289
Long-term liabilities:
Deferred income taxes	1,976	1,101
Other taxes and long term liabilities	1,341	1,109
Senior notes and loans	9,496	8,566
Total long term liabilities	12,813	10,776
Total liabilities	27,286	23,065
Teva shareholders' equity:
Ordinary shares	50	50
Additional paid-in capital	14,324	14,121
Retained earnings	14,839	14,436
Accumulated other comprehensive loss	(1,893)	(1,343)
Treasury shares	(4,282)	(3,951)
Stockholders' equity attributable to Teva shareholders	23,038	23,313
Non-controlling interests	47	42
Total equity	23,085	23,355
Total liabilities and equity	$ 50,371	$ 46,420